                      AIM CORE ALLOCATION PORTFOLIO SERIES

                                    SERIES C
                                    SERIES M

                       Supplement dated February 28, 2007
       to the Statement of Additional Information dated December 14, 2006


The following information relating to Martin L. Flanagan is added under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

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     "NAME, YEAR OF BIRTH AND       TRUSTEE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH A THE TRUST   AND/OR                                                              HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
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INTERESTED PERSONS
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
Martin L. Flanagan* - 1960          2007     Director, Chief Executive Officer and President,          None"
Trustee                                      AMVESCAP PLC (parent of AIM and a global investment
                                             management firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and Director,
                                             Chairman, Chief Executive Officer and President,
                                             AVZ Inc. (holding company); INVESCO North American
                                             Holdings, Inc. (holding company); Chairman
                                             and President, AMVESCAP Group Services, Inc.
                                             (service provider); Trustee, The AIM Family
                                             of Funds--Registered Trademark--;Chairman,
                                             Investment Company Institute; and Member of
                                             Executive Board, SMU Cox School of Business

                                             Formerly:

                                             President, Co-Chief Executive Officer, Co-President,
                                             Chief Operating Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global investment
                                             management organization)

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

* Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.

Effective, February 24, 2007, Martin L. Flanagan has been appointed to the Investments Committee. Additionally, effective February 28, 2007, J. Philip Ferguson resigned as an officer of the Trust.